7 INTANGIBLE ASSETS (Details 1) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 1,470,513	$ 2,464,184
2018	2,955,873	2,115,592
2019	2,727,968	1,748,250
2020	2,652,000	1,621,000
2021	1,251,681	815,678
Total	$ 11,058,035	$ 8,764,704	$ 3,114,513